UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-01886
SELIGMAN CAPITAL FUND, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Seligman Capital Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.7%)
BE Aerospace, Inc.	37,500	(b)	$1,136,625
ITT Corp.	24,900		1,166,067
Precision Castparts Corp.	14,100		1,795,635

Total			4,098,327

Air Freight & Logistics (1.5%)
Atlas Air Worldwide Holdings, Inc.	23,300	(b,d)	1,171,990
CH Robinson Worldwide, Inc.	34,100		2,384,272

Total			3,556,262

Airlines (1.4%)
Delta Air Lines, Inc.	178,900	(b)	2,082,396
United Continental Holdings, Inc.	54,000	(b,d)	1,276,020

Total			3,358,416

Auto Components (2.6%)
BorgWarner, Inc.	59,100	(b,d)	3,109,842
Cooper Tire & Rubber Co.	97,600	(d)	1,915,888
Lear Corp.	15,600	(b)	1,231,308

Total			6,257,038

Beverages (0.5%)
Hansen Natural Corp.	26,700	(b)	1,244,754

Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.	28,900	(b)	1,860,004
Dendreon Corp.	32,300	(b)	1,330,114
Human Genome Sciences, Inc.	46,800	(b,d)	1,394,172
Onyx Pharmaceuticals, Inc.	41,000	(b)	1,081,580

Total			5,665,870

Capital Markets (2.1%)
Affiliated Managers Group, Inc.	39,200	(b,d)	3,057,992
T Rowe Price Group, Inc.	37,000		1,852,405

Total			4,910,397

Chemicals (1.3%)
CF Industries Holdings, Inc.	31,700		3,027,350

Commercial Services & Supplies (0.5%)
Stericycle, Inc.	17,300	(b)	1,202,004

Communications Equipment (1.0%)
F5 Networks, Inc.	23,100	(b)	2,398,011

Computers & Peripherals (1.0%)
NetApp, Inc.	48,000	(b)	2,389,920

Issuer	Shares		Value(a)
Construction Materials (0.7%)
Martin Marietta Materials, Inc.	22,100	(d)	1,701,037

Consumer Finance (0.6%)
Discover Financial Services	89,200		1,487,856

Containers & Packaging (1.0%)
Crown Holdings, Inc.	80,300	(b)	2,301,398

Diversified Consumer Services (1.8%)
DeVry, Inc.	26,700		1,313,907
Grand Canyon Education, Inc.	77,300	(b,d)	1,695,189
New Oriental Education & Technology Group, ADR	12,700	(b,c,d)	1,239,266

Total			4,248,362

Diversified Financial Services (1.9%)
IntercontinentalExchange, Inc.	17,100	(b)	1,790,712
Moody’s Corp.	46,300		1,156,574
MSCI, Inc., Class A	46,700	(b)	1,550,907

Total			4,498,193

Electrical Equipment (0.9%)
AMETEK, Inc.	46,600		2,226,082

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.	55,600	(b)	1,855,372

Energy Equipment & Services (2.4%)
Cameron International Corp.	72,800	(b)	3,127,488
Core Laboratories NV	15,900	(c)	1,399,836
McDermott International, Inc.	86,200	(b)	1,274,036

Total			5,801,360

Food Products (1.4%)
Green Mountain Coffee Roasters, Inc.	33,900	(b,d)	1,057,341
HJ Heinz Co.	50,000		2,368,500

Total			3,425,841

Health Care Equipment & Supplies (2.2%)
Gen-Probe, Inc.	23,100	(b)	1,119,426
Intuitive Surgical, Inc.	5,700	(b)	1,617,318
NuVasive, Inc.	42,000	(b,d)	1,475,880
Thoratec Corp.	26,200	(b,d)	968,876

Total			5,181,500

Health Care Providers & Services (4.6%)
Brookdale Senior Living, Inc.	83,500	(b,d)	1,361,885
Express Scripts, Inc.	62,400	(b)	3,038,880
Laboratory Corp. of America Holdings	39,700	(b)	3,113,671
Mednax, Inc.	36,200	(b)	1,929,460
Patterson Companies, Inc.	53,500		1,532,775

Total			10,976,671

Health Care Technology (0.6%)
Cerner Corp.	17,600	(b,d)	1,478,224

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (4.4%)
Chipotle Mexican Grill, Inc.	10,200	(b,d)	1,754,400
Ctrip.com International Ltd., ADR	49,900	(b,c)	2,382,725
Las Vegas Sands Corp.	43,500	(b,d)	1,515,975
Panera Bread Co., Class A	16,700	(b)	1,479,787
Royal Caribbean Cruises Ltd.	46,900	(b,d)	1,478,757
WMS Industries, Inc.	45,200	(b)	1,720,764

Total			10,332,408

Household Durables (1.7%)
Tempur-Pedic International, Inc.	84,100	(b,d)	2,607,100
Whirlpool Corp.	17,100		1,384,416

Total			3,991,516

Household Products (0.6%)
Clorox Co.	20,700		1,381,932

Internet & Catalog Retail (1.9%)
NetFlix, Inc.	8,200	(b,d)	1,329,712
priceline.com, Inc.	9,000	(b)	3,135,060

Total			4,464,772

Internet Software & Services (3.7%)
Akamai Technologies, Inc.	42,500	(b)	2,132,650
Baidu, Inc., ADR	20,700	(b,c)	2,124,234
MercadoLibre, Inc.	20,300	(b,c)	1,465,254
VeriSign, Inc.	37,400	(b)	1,187,076
VistaPrint NV	47,200	(b,c)	1,824,280

Total			8,733,494

IT Services (4.2%)
Alliance Data Systems Corp.	53,900	(b,d)	3,517,514
Cognizant Technology Solutions Corp., Class A	45,300	(b)	2,920,491
Teradata Corp.	58,000	(b)	2,236,480
VeriFone Systems, Inc.	40,900	(b)	1,270,763

Total			9,945,248

Life Sciences Tools & Services (2.8%)
ICON PLC, ADR	78,200	(b,c)	1,690,684
Illumina, Inc.	43,700	(b,d)	2,150,040
Life Technologies Corp.	59,600	(b)	2,782,724

Total			6,623,448

Machinery (4.4%)
AGCO Corp.	32,300	(b)	1,260,023
Bucyrus International, Inc.	52,000		3,606,200
Cummins, Inc.	44,000		3,985,520
Pall Corp.	34,900		1,453,236

Total			10,304,979

Media (2.1%)
CBS Corp., Class B	90,300		1,432,158
Lamar Advertising Co., Class A	38,700	(b)	1,231,434
The McGraw-Hill Companies, Inc.	68,800		2,274,528

Total			4,938,120

Issuer	Shares		Value(a)
Metals & Mining (2.7%)
Agnico-Eagle Mines Ltd.	37,200	(c)	2,642,316
Cliffs Natural Resources, Inc.	38,100		2,435,352
Steel Dynamics, Inc.	93,300		1,316,463

Total			6,394,131

Multiline Retail (1.5%)
Big Lots, Inc.	52,200	(b)	1,735,650
Nordstrom, Inc.	49,100		1,826,520

Total			3,562,170

Multi-Utilities (0.6%)
CenterPoint Energy, Inc.	96,200		1,512,264

Oil, Gas & Consumable Fuels (4.2%)
Alpha Natural Resources, Inc.	38,600	(b)	1,588,390
Concho Resources, Inc.	46,700	(b)	3,090,139
Continental Resources, Inc.	29,300	(b)	1,358,348
Denbury Resources, Inc.	74,000	(b)	1,175,860
Frontline Ltd.	48,200	(c,d)	1,370,326
Southwestern Energy Co.	39,500	(b)	1,320,880

Total			9,903,943

Personal Products (2.1%)
Avon Products, Inc.	79,900		2,565,589
Herbalife Ltd.	39,000	(c)	2,353,650

Total			4,919,239

Pharmaceuticals (0.7%)
Watson Pharmaceuticals, Inc.	40,900	(b)	1,730,479

Professional Services (0.6%)
IHS, Inc., Class A	21,200	(b)	1,441,600

Real Estate Investment Trusts (REITs) (1.9%)
Digital Realty Trust, Inc.	29,400	(d)	1,813,980
Nationwide Health Properties, Inc.	32,200		1,245,174
Plum Creek Timber Co., Inc.	37,800	(d)	1,334,340

Total			4,393,494

Road & Rail (2.2%)
Kansas City Southern	51,800	(b)	1,937,838
Landstar System, Inc.	36,800		1,421,216
Old Dominion Freight Line, Inc.	68,700	(b,d)	1,746,354

Total			5,105,408

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices, Inc.	65,200		2,045,976
Cree, Inc.	19,800	(b,d)	1,074,942
Marvell Technology Group Ltd.	73,700	(b,c)	1,290,487
Omnivision Technologies, Inc.	53,200	(b,d)	1,225,728
Xilinx, Inc.	68,900		1,833,429

Total			7,470,562

Software (7.9%)
ANSYS, Inc.	29,900	(b)	1,263,275
Autodesk, Inc.	39,800	(b)	1,272,406

Issuer	Shares		Value(a)
Citrix Systems, Inc.	36,000	(b)	2,456,640
Intuit, Inc.	25,100	(b)	1,099,631
Red Hat, Inc.	86,800	(b)	3,558,800
Rovi Corp.	57,411	(b)	2,894,089
Salesforce.com, Inc.	21,800	(b,d)	2,437,240
TIBCO Software, Inc.	211,200	(b)	3,746,688

Total			18,728,769

Specialty Retail (4.1%)
Advance Auto Parts, Inc.	43,700		2,564,316
CarMax, Inc.	51,700	(b)	1,440,362
Dick’s Sporting Goods, Inc.	50,700	(b,d)	1,421,628
TJX Companies, Inc.	51,700		2,307,371
Urban Outfitters, Inc.	65,500	(b)	2,059,320

Total			9,792,997

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc.	31,500		1,353,240
Hanesbrands, Inc.	41,400	(b)	1,070,604
Lululemon Athletica, Inc.	42,400	(b,c,d)	1,896,128

Total			4,319,972

Trading Companies & Distributors (0.7%)
Fastenal Co.	29,000	(d)	1,542,510

Wireless Telecommunication Services (3.8%)
American Tower Corp., Class A	47,200	(b)	2,419,472
Crown Castle International Corp.	42,500	(b)	1,876,375
NII Holdings, Inc.	47,100	(b)	1,935,810
SBA Communications Corp., Class A	70,500	(b)	2,841,150

Total			9,072,807

Total Common Stocks (Cost: $207,399,238)			$233,896,507

Money Market Fund (0.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,248,959	(e)	$2,248,959

Total Money Market Fund (Cost: $2,248,959)			$2,248,959

Investments of Cash Collateral Received for Securities on Loan (14.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (0.6%)
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250%	$1,500,000	$1,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (14.1%)(f)
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price
$20,000,167	0.300%	$20,000,000	$20,000,000
MF Global Holdings Ltd. dated 09-30-10, matures 10-01-10 repurchase price
$5,000,056	0.400	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$3,322,241	0.400	3,322,204	3,322,204
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$5,000,049	0.350	5,000,000	5,000,000

Total			33,322,204

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,822,204)			$34,822,204

Total Investments in Securities (Cost: $244,470,401)(g)			$270,967,670

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.15% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$10,556,660
Fannie Mae REMICS	6,254,761
Government National Mortgage Association	3,588,609

Total market value of collateral securities	$20,400,030

MF Global Holdings Ltd. (0.400%)

Security description	Value (a)

United States Treasury Strip Coupon	$3,828,574
United States Treasury Strip Principal	1,271,481

Total market value of collateral securities	$5,100,055

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$3,073,369
Freddie Mac Gold Pool	164,674
Freddie Mac Non Gold Pool	150,605

Total market value of collateral securities	$3,388,648

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$40,047
Amortizing Residential Collateral Trust	181,569
BA Credit Card Trust	29,004
Bear Stearns Asset Backed Securities Trust	44,504
Capital Auto Receivables Asset Trust	2,024
Capital One Multi-Asset Execution Trust	548,565
Capital One Prime Auto Receivables Trust	18
Chase Issuance Trust	39,759
Citibank Credit Card Issuance Trust	323,865
Citigroup Commercial Mortgage Trust	28,283
Citigroup/Deutsche Bank Commercial Mortgage Trust	428,251
Credit-Based Asset Servicing and Securitization LLC	57,911
Discover Card Master Trust I	100,042
First Franklin Mortgage Loan Asset Backed Certificates	180,027
First National Master Note Trust	60,294
Ford Credit Auto Owner Trust	30,799
Goal Capital Funding Trust	11,979
Greenwich Capital Commercial Funding Corp	109,061
GS Mortgage Securities Corp II	423,851
Keycorp Student Loan Trust	715
Massachusetts Educational Financing Authority	59,405
Nelnet Education Loan Funding Inc	204,600
Nelnet Student Loan Trust	658,700
Nissan Auto Lease Trust	148,485
SLC Student Loan Trust	23,950
SLM Student Loan Trust	1,318,558
Structured Asset Investment Loan Trust	36,354
Terwin Mortgage Trust	159,419

Total market value of collateral securities	$5,250,039

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $244,470,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,888,000
Unrealized depreciation	(2,390,000)

Net unrealized appreciation	$26,498,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$233,896,507	$—	$—	$233,896,507

Total Equity Securities	233,896,507	—	—	233,896,507

Other
Affiliated Money Market Fund(c)	2,248,959	—	—	2,248,959
Investments of Cash Collateral Received for Securities on Loan	—	34,822,204	—	34,822,204

Total Other	2,248,959	34,822,204	—	37,071,163

Total	$236,145,466	$34,822,204	$—	$270,967,670

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Capital Fund, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010